Share capital issuance	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital issuance	Share capital issuance
On June 30, 2021, the Company performed a one-to-twenty share split and converted all preferred shares to ordinary shares. Refer to Note 1 – “Company information and operations - Share split.”
On July 22, 2021 as part of the Company IPO, the Company converted all preferred shares to ordinary shares. Refer to Note 1- “Company information and operations - Initial public offering.”
At the next ordinary Annual General Meeting, the Board of Directors will not propose any dividend in respect of the year ended December 31, 2023.